CONTINGENT CONSIDERATION - Reconciliation of Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Contingent Consideration, Liability [Roll Forward]
Contingent consideration, beginning balance	$ 10,698	$ 16,667
Payment of contingent consideration	(5,031)	(7,729)
Additions	944	658
Remeasurement loss	(1,036)	(519)	$ 228
Foreign exchange impact	(387)	583
Contingent consideration, ending balance	$ 7,260	$ 10,698	$ 16,667